Voyage Expenses, Net and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Voyage Expenses Net And Vessel Operating Expenses
Voyage expenses and vessel operating expenses (Table)

	For the years ended December 31,
	2025	2024	2023
Voyage expenses:
Commissions	$7,784	$6,565	$3,643
Bunkers	(1,069)	715	5,320
Port expenses	—	74	2,246
Other	1,018	2,479	410
Total	$7,733	$9,833	$11,619
Vessel operating expenses:
Crew costs and related costs	$30,487	$29,730	$22,324
Insurance expense	4,430	4,706	3,260
Spares, repairs, maintenance and other expenses	15,135	7,379	5,274
Stores and lubricants	5,687	5,366	4,365
Management fees (Note 5)	9,144	8,722	6,165
Other operating expenses	3,344	2,989	2,705
Total	$68,227	$58,892	$44,093